Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities:
Contract liabilities, Beginning Balance	$ (26,665)
Additions	(49,217)	$ (27,628)
Amortization for the period	6,756	963
Contract liabilities, Ending Balance	(69,126)	(26,665)
Tuva Knutsen
Contract liabilities:
Contract liabilities, Beginning Balance	(26,665)
Additions		(27,628)
Amortization for the period	2,406	963
Contract liabilities, Ending Balance	(24,259)	$ (26,665)
Live Knutsen
Contract liabilities:
Additions	(24,463)
Amortization for the period	2,602
Contract liabilities, Ending Balance	(21,861)
Daqing Knutsen
Contract liabilities:
Additions	(24,754)
Amortization for the period	1,748
Contract liabilities, Ending Balance	$ (23,006)